Shareholders' Equity - Bonus share movements (in number of shares issuable upon exercise) (Details) € / shares in Units, € in Thousands											12 Months Ended
	Dec. 08, 2022 EquityInstruments	Dec. 08, 2021	Jun. 28, 2021	Apr. 16, 2021	Dec. 14, 2020 EquityInstruments	Jun. 28, 2020 EquityInstruments	Jan. 26, 2020 EquityInstruments	Jun. 28, 2019	Dec. 14, 2018	Jan. 26, 2018	Dec. 31, 2022 EUR (€) EquityInstruments € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 € / shares
AGA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | EquityInstruments	373,000
Exercised/Vesting													(517,550)	(517,550)
Bonus Share Award Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance											571,000	29,100		556,050
Issued											373,000	589,000
Exercised/Vesting												(29,100)		(517,550)
Forfeited											(153,400)	(18,000)		(9,400)
Outstanding, Ending balance											790,600	571,000		29,100
Share based payment expense | €											€ 1,452	€ 1,231			€ 920
AGA 2018-2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)																€ 5.76
Outstanding, Beginning balance														63,300
Exercised/Vesting							(63,300)			(63,300)				(63,300)
AGA 2018-3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)																6.28
Outstanding, Beginning balance														227,250
Exercised/Vesting					(227,250)				(227,250)					(227,250)
AGA 2019-1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)												€ 2.00				2.00
Outstanding, Beginning balance												29,100		37,500
Exercised/Vesting			(29,100)					(29,100)				(29,100)
Forfeited											(18,000)			(8,400)
Outstanding, Ending balance														29,100
Number of new shares issued upon vesting | shares												29,100
AGA 2019-2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)																€ 2.00
Outstanding, Beginning balance														228,000
Exercised/Vesting						(227,000)		(227,000)						(227,000)
Forfeited														(1,000)
AGA 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		123,000		466,000
AGA 2021 [Member] | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of total potential new shares | shares												589,000
AGA 2021-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)											€ 11.30	€ 11.30
Outstanding, Beginning balance											448,000
Issued												466,000
Forfeited											(107,200)	(18,000)
Outstanding, Ending balance											340,800	448,000
Number of shares forfeited due to departure of employees | shares											22,000
Number of shares forfeited due to recruitments conditions not reached | shares											85,200
AGA 2021-bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)											€ 12.20	€ 12.20
Outstanding, Beginning balance											123,000
Issued		123,000										123,000
Forfeited											(46,200)
Outstanding, Ending balance											76,800	123,000
Number of shares forfeited due to departure of employees | shares											27,000
Number of shares forfeited due to recruitments conditions not reached | shares											19,200
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date (in euros)											€ 4.18
Issued	373,000										373,000
Outstanding, Ending balance											373,000
AGA 2022 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | EquityInstruments											373,000